Debt securities in issue	6 Months Ended
Jun. 30, 2025
Debt Securities In Issue [Abstract]
Debt securities in issue	Note 13: Debt securities in issue

	At 30 June 2025			At 31 December 2024
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m

Senior unsecured notes issued	4,344	35,920	40,264	4,608	40,019	44,627
Covered bonds	–	9,676	9,676	–	11,764	11,764
Certificates of deposit issued	–	5,544	5,544	–	5,776	5,776
Securitisation notes	18	5,745	5,763	22	5,185	5,207
Commercial paper	–	11,416	11,416	–	8,090	8,090
	4,362	68,301	72,663	4,630	70,834	75,464
Covered bonds and securitisation programmes
At 30 June 2025, the covered bonds held by external parties and those held internally, were secured on certain loans and advances to customers amounting to £24,510 million (31 December 2024: £26,202 million) which have been assigned to bankruptcy remote limited liability partnerships to provide security for issues of covered bonds by the Group. The Group retains all of the risks and rewards associated with these loans and the partnerships are consolidated fully with the loans retained on the Group’s balance sheet.
The Group’s securitisation vehicles issue notes that are held both externally and internally, and are secured on loans and advances to customers amounting to £28,186 million at 30 June 2025 (31 December 2024: £27,657 million), the majority of which have been sold by subsidiary companies to bankruptcy remote structured entities.
As the structured entities are funded by the issue of debt on terms whereby the majority of the risks and rewards of the portfolio are retained by the subsidiary, the structured entities are consolidated fully and all of these loans are retained on the Group’s balance sheet.
Cash deposits of £3,070 million (31 December 2024: £3,256 million) which support the debt securities issued by the structured entities, the term advances related to covered bonds and other legal obligations, are held by the Group.